Leases - Summary of Maturity of Lease Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 2,772.2	£ 2,825.4
Effect of discounting	(617.7)	(614.8)
Lease liability at end of year	2,154.5	2,210.6	£ 2,041.8
Short-term lease liability	292.3	282.4
Long-term lease liability	1,862.2	1,928.2
Within one year
Disclosure Of Leases [Line Items]
Gross lease liabilities	405.9	379.1
Between one and two years
Disclosure Of Leases [Line Items]
Gross lease liabilities	326.9	337.7
Between two and three years
Disclosure Of Leases [Line Items]
Gross lease liabilities	282.1	293.0
Between three and four years
Disclosure Of Leases [Line Items]
Gross lease liabilities	261.0	252.3
Between four and five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	231.1	234.8
Over five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 1,265.2	£ 1,328.5